Note 20 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of options exercised (in shares)	292,450	344,225
Aggregate fair value	$ 14,441	$ 12,343
Share-based Payment Arrangement, Option [Member]
Number of options exercised (in shares)	292,450	344,225
Aggregate fair value	$ 32,808	$ 25,919
Intrinsic value	14,440	13,576
Amount of cash received	18,367	12,343
Tax benefit recognized	$ 937	$ 102